Related party transactions - Summary of Aggregate Compensation made to Directors and other Members of key Management Personnel (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 2,153,181	$ 2,294,897
Long-term employee benefits	11,326	12,206
Post-employment benefits	23,935	31,346
Share based payments	881,342	391,592
Key management personnel compensation	3,069,784	$ 2,730,041
Strategic Advisory Role
Disclosure of transactions between related parties [line items]
Key management personnel compensation	$ 110,383